FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1231 E. Beltline, NE
	 Suite 170
         Grand Rapids, MI 49505

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI August 5, 2002

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101     2933 1280763.000SH     SOLE               475838.000        804925.000
                                                                 7 3000.000 SH       OTHER   	                          3000.000
Alcoa                          COM              013817101     6130 184905.000SH      SOLE                65953.000        118952.000
Allstate Corp.                 COM              020002101     6804 184002.000SH      SOLE                64770.000        119232.000
                                                               141 3800.000 SH       OTHER   	                          3800.000
American International Group   COM              026874107      445 6524.000 SH       SOLE                                   6524.000
                                                                43  631.000 SH       OTHER   	                         631.000
Andrew Corporation             COM              034425108     4480 300276.000SH      SOLE               110423.000        189853.000
                                                                19 1300.000 SH       OTHER   	                          1300.000
Apache Corp.                   COM              037411105      590 10272.000SH       SOLE                  275.000          9997.000
                                                                28  495.000 SH       OTHER   	                           495.000
Applied Materials, Inc.        COM              038222105      456 24000.000SH       SOLE                                  24000.000
Atmel Corp.                    COM              049513104     4318 689814.000SH      SOLE               252104.000        437710.000
Avon Products, Inc.            COM              054303102     6309 120763.000SH      SOLE                49286.000         71477.000
BP PLC-Spons ADR               COM              055622104      364 7205.000 SH       SOLE                                   7205.000
                                                               203 4012.000 SH       OTHER   	                           4012.000
Bellsouth Corporation          COM              079860102       74 2346.000 SH       SOLE                                   2346.000
                                                               155 4912.000 SH       OTHER   	                           4912.000
Bristol Myers Squibb           COM              110122108      201 7825.000 SH       SOLE                                   7825.000
Calpine Corp                   COM              131347106     2672 380031.000SH      SOLE               140065.000        239966.000
                                                                32 4550.000 SH       OTHER  	                         4550.000
Carnival Corp Class A          COM              143658102     7032 253968.000SH      SOLE                92300.000        161668.000
                                                                97 3500.000 SH       OTHER   	                          3500.000
Citigroup, Inc.                COM              172967101     5677 146505.000SH      SOLE                51567.000         94938.000
Clarcor, Inc.                  COM              179895107     1472 46500.000SH       SOLE                                  46500.000
Coca-Cola Company              COM              191216100      405 7230.000 SH       SOLE                                   7230.000
Colgate Palmolive              COM              194162103      877 17520.000SH       SOLE                                  17520.000
                                                                47  940.000 SH       OTHER   	                          940.000
Comerica Inc                   COM              200340107     1586 25831.000SH       SOLE                 1000.000         24831.000
                                                               853 13898.000SH       OTHER   	                        13898.000
DPL Inc                        COM              233293109      327 12355.000SH       SOLE                                  12355.000
                                                                60 2287.000 SH       OTHER   	                          2287.000
Electronic Data System Corp.   COM              285661104     4557 122660.000SH      SOLE                43599.000         79061.000
                                                                47 1275.000 SH       OTHER  	                         1275.000
Equity Office Properties Trust COM              294741103     2590 86048.000SH       SOLE                55696.000         30352.000
Equity Residential             COM              29476L107      670 23300.000SH       SOLE                 5800.000         17500.000
Exxon Mobil Corporation        COM              302316102     2476 60517.000SH       SOLE                 3956.000         56561.000
                                                               534 13060.000SH       OTHER   		                13060.000
Fannie Mae                     COM              313586109     6076 82391.000SH       SOLE                29015.000         53376.000
                                                                92 1250.000 SH       OTHER   	                        1250.000
Fifth Third Bancorp            COM              316773100      448 6724.000 SH       SOLE                                   6724.000
                                                              1213 18195.000SH       OTHER   	                        18195.000
General Electric               COM              369604103     1742 59976.000SH       SOLE                                  59976.000
                                                               216 7425.000 SH       OTHER   	                         7425.000
Global SanteFe Corp            COM              G3930E101      839 30675.000SH       SOLE                  800.000         29875.000
Grainger W.W.                  COM              384802104      200 4000.000 SH       SOLE                                   4000.000
Guidant Corp.                  COM              401698105     5157 170593.000SH      SOLE                62725.000        107868.000
                                                                27  900.000 SH       OTHER  	                          900.000
Henry Schein Inc.              COM              806407102     7220 162248.000SH      SOLE                59482.000        102766.000
                                                                36  800.000 SH       OTHER   	                           800.000
Hewlett Packard Company        COM              428236103     5277 345349.501SH      SOLE               137024.000        208325.501
                                                                41 2675.000 SH       OTHER   	                         2675.000
Hibernia Corp Class A          COM              428656102     5808 293486.000SH      SOLE               127880.000        165606.000
Honeywell International, Inc.  COM              438516106     8063 228876.000SH      SOLE                79651.000        149225.000
                                                                46 1300.000 SH       OTHER   	                         1300.000
Intel Corp                     COM              458140100      300 16400.000SH       SOLE                                  16400.000
                                                                60 3300.000 SH       OTHER   	                          3300.000
Interpublic Group Companies, I COM              460690100     3105 125415.000SH      SOLE                11085.000        114330.000
                                                                25 1000.000 SH       OTHER   	                          1000.000
JLG Industries                 COM              466210101      327 23323.000SH       SOLE                                  23323.000
                                                                52 3700.000 SH       OTHER   	                           3700.000
JP Morgan Chase & Co.          COM              46625H100     6438 189803.000SH      SOLE                69090.000        120713.000
                                                                20  600.000 SH       OTHER   	                           600.000
Johnson & Johnson              COM              478160104      293 5600.000 SH       SOLE                                   5600.000
Kroger Co.                     COM              501044101     5894 296167.000SH      SOLE               105651.000        190516.000
                                                                56 2800.000 SH       OTHER   	                          2800.000
MBIA Inc                       COM              55262C100      254 4500.000 SH       SOLE                                   4500.000
Marathon Oil Corp.             COM              565849106     4500 165932.000SH      SOLE                75355.000         90577.000
                                                                 8  300.000 SH       OTHER   	                           300.000
McDonalds Corp                 COM              580135101     6827 239951.000SH      SOLE                80650.000        159301.000
                                                                68 2400.000 SH       OTHER   	                          2400.000
Medtronic Inc                  COM              585055106      390 9100.000 SH       SOLE                                   9100.000
                                                               163 3800.000 SH       OTHER   	                          3800.000
Merck & Company                COM              589331107     4592 90676.000SH       SOLE                32775.000         57901.000
                                                                32  635.000 SH       OTHER   	                           635.000
Microsoft Corp.                COM              594918104     3209 58670.000SH       SOLE                 5125.000         53545.000
                                                                27  500.000 SH       OTHER   	                           500.000
Nabors Industries Ltd          COM              G6359f103     3799 107624.000SH      SOLE                37082.000         70542.000
National City Corp.            COM              635405103      144 4320.000 SH       SOLE                                   4320.000
                                                               118 3548.000 SH       OTHER   	                          3548.000
Newmont Mining Corp.           COM              651639106     7105 269857.000SH      SOLE                87223.000        182634.000
                                                                87 3300.000 SH       OTHER   	                          3300.000
Noble Corp                     COM              G65422100      482 12475.000SH       SOLE                 1300.000         11175.000
Pfizer                         COM              717081103      738 21100.000SH       SOLE                                  21100.000
Royal Dutch Petroleum          COM              780257705      464 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      358 11723.000SH       SOLE                                  11723.000
                                                               357 11717.000SH       OTHER   	                        11717.000
SPX Corp                       COM              784635104     8321 70820.000SH       SOLE                24533.000         46287.000
Schering Plough                COM              806605101     4648 188947.000SH      SOLE                62497.000        126450.000
                                                                48 1950.000 SH       OTHER   	                          1950.000
Shell Transport & Trading      COM              822703609      576 12800.000SH       SOLE                  200.000         12600.000
Sovereign Bancorp, Inc.        COM              845905108     3868 258726.000SH      SOLE               158695.000        100031.000
Stryker Corp                   COM              863667101      365 6827.000 SH       SOLE                                   6827.000
Transocean, Inc.               COM              G90078109     3026 97138.000SH       SOLE                42268.000         54870.000
                                                                25  801.000 SH       OTHER   	                           801.000
Tyco International Ltd New     COM              902124106     3102 229628.000SH      SOLE                85476.000        144152.000
                                                                 9  650.000 SH       OTHER   	                           650.000
Verizon Communications         COM              92343V104     6444 160493.000SH      SOLE                56475.000        104018.000
                                                               180 4479.000 SH       OTHER   	                         4479.000
W.R. Berkley Corp.             COM              084423102     6863 124783.000SH      SOLE                44097.000         80686.000
WalMart Stores                 COM              931142103      215 3910.000 SH       SOLE                                   3910.000
Walgreen Co.                   COM              931422109      309 8000.000 SH       SOLE                                   8000.000
Waters Corp.                   COM              941848103     6566 245935.000SH      SOLE                87977.000        157958.000
Wells Fargo & Co.              COM              949740104       20  400.000 SH       SOLE                                    400.000
                                                               806 16100.000SH       OTHER   	                       16100.000
Wyeth                          COM              983024100      216 4225.000 SH       SOLE                                   4225.000
Alliance Fund-Class A                           01859k105       48 12954.651SH       SOLE                                  12954.651
Income Fund of America                          453320103      247 16088.841SH       SOLE                                  16088.841

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 108

Form 13F Information Table Value Total: $204,410